Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
6.	Cash and cash equivalents

(a)	This caption was made up as follows:

	2020	2019
	S/(000)	S/(000)
Cash on hand	177	149
Cash at banks (b)	22,510	16,617
Short-term deposits (c)	286,225	51,500

	308,912	68,266

(b)	Cash at banks is denominated in local currency and U.S. dollars, is deposited in local and foreign bank are freely available. The demand deposits interest yield is based on daily bank deposit rates.

(c)	The short-term deposits were freely available and held in local banks. These short-term deposits are comprising the amounts of S/241,000,000, with annual interest rate between 0.01% and 2.80%, and US$12,500,000 with an annual interest rate of 0.05%. These deposits have maturities of less than three months from the date of their constitution.